SHORT-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Sep. 12, 2024 CNY (¥)	Sep. 11, 2024 CNY (¥)	Mar. 05, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 06, 2024 CNY (¥)	Oct. 12, 2022 CNY (¥)
SHORT-TERM BANK LOANS
Proceeds from bank loan				¥ 26,290	$ 3,602		¥ 30,000
Interest rate for the loan							4.90%
Debt term							12 months
Interest expense				¥ 467		¥ 929	¥ 2,812
Line Of Credit Contract With China Merchants Bank Member
SHORT-TERM BANK LOANS
Borrowing capacity							¥ 30,000		¥ 30,000
Shanghai Pudong Development Bank
SHORT-TERM BANK LOANS
Interest rate for the loan								3.40%
Borrowing capacity								¥ 11,000
Bank of China
SHORT-TERM BANK LOANS
Description of loan agreement			one-year loan agreement
Interest rate for the loan			2.35%
Borrowing capacity			¥ 1,000
China Merchants Bank
SHORT-TERM BANK LOANS
Proceeds from bank loan	¥ 4,771	¥ 9,520
Interest rate for the loan	3.60%	3.60%